                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment                 [_] Amendment Number:
This Amendment (Check only one.):       [_] is a restatement
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Petrus Trust Company, LTA
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 028-13931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Radunsky
Title:   Chief Operating Officer

Phone:   (972) 535-1983

Signature, Place, and Date of Signing:

/s/ David Radunsky        Plano, TX      May 11, 2012
--------------------    ---------------  -------------
   (Signature)          (City, State)       (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 112

Form 13F Information Table Value Total: 420,822 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                          FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------                      --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                 TITLE OF                VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                    CLASS        CUSIP    (X1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
3M CO                               COM       88579Y101   3,426      38,400 SH          SOLE                 38,400
ABBOTT LABS                         COM       002824100  12,718     207,500 SH          SOLE                207,500
ADVANCED ENERGY INDS                COM       007973100     156      11,900 SH          SOLE                 11,900
AECOM TECHNOLOGY CORP DELAWA        COM       00766T100     277      12,400 SH          SOLE                 12,400
AETNA INC NEW                       COM       00817Y108     823      16,400 SH          SOLE                 16,400
AIRCASTLE LTD                       COM       G0129K104     153      12,500 SH          SOLE                 12,500
ALCOA INC                           COM       013817101     549      54,800 SH          SOLE                 54,800
AMGEN INC                     NOTE 0.375% 2/0 031162AQ3   9,904  10,000,000 PRN         SOLE             10,000,000
AMTRUST FINANCIAL SERVICES I        COM       032359309     226       8,400 SH          SOLE                  8,400
ARROW ELECTRS INC                   COM       042735100     382       9,100 SH          SOLE                  9,100
AUTOMATIC DATA PROCESSING IN        COM       053015103  16,695     302,500 SH          SOLE                302,500
AUTOZONE INC                        COM       053332102  12,678      34,100 SH          SOLE                 34,100
AVX CORP NEW                        COM       002444107     272      20,500 SH          SOLE                 20,500
BANK OF AMERICA CORPORATION         COM       060505104   3,828     400,000 SH          SOLE                400,000
BANK OF NEW YORK MELLON CORP        COM       064058100   1,081      44,800 SH          SOLE                 44,800
BERKLEY W R CORP                    COM       084423102   7,621     210,987 SH          SOLE                210,987
BRISTOW GROUP INC                   COM       110394103     234       4,900 SH          SOLE                  4,900
BROOKFIELD INFRAST PARTNERS     LP INT UNIT   G16252101     379      12,000 SH          SOLE                 12,000
BROOKS AUTOMATION INC               COM       114340102     174      14,100 SH          SOLE                 14,100
BUCKEYE TECHNOLOGIES INC            COM       118255108     214       6,300 SH          SOLE                  6,300
CABELAS INC                         COM       126804301     359       9,400 SH          SOLE                  9,400
CAREER EDUCATION CORP               COM       141665109     114      14,100 SH          SOLE                 14,100
CARNIVAL CORP                   PAIRED CTF    143658300   7,805     243,300 SH          SOLE                243,300
CISCO SYS INC                       COM       17275R102   8,629     408,000 SH          SOLE                408,000
CITIGROUP INC                     COM NEW     172967424   1,915      52,400 SH          SOLE                 52,400
CLECO CORP NEW                      COM       12561W105     278       7,000 SH          SOLE                  7,000
CLOROX CO DEL                       COM       189054109   3,245      47,200 SH          SOLE                 47,200
COCA COLA CO                        COM       191216100  11,613     156,912 SH          SOLE                156,912
COLGATE PALMOLIVE CO                COM       194162103   3,325      34,000 SH          SOLE                 34,000
COMMUNITY HEALTH SYS INC NEW        COM       203668108     276      12,400 SH          SOLE                 12,400
CONOCOPHILLIPS                      COM       20825C104   2,014      26,500 SH          SOLE                 26,500
CORELOGIC INC                       COM       21871D103     248      15,200 SH          SOLE                 15,200
CORNING INC                         COM       219350105     907      64,400 SH          SOLE                 64,400
COVENTRY HEALTH CARE INC            COM       222862104     455      12,800 SH          SOLE                 12,800
CURTISS WRIGHT CORP                 COM       231561101     233       6,300 SH          SOLE                  6,300
CYS INVTS INC                       COM       12673A108     186      14,200 SH          SOLE                 14,200
DARDEN RESTAURANTS INC              COM       237194105   3,525      68,901 SH          SOLE                 68,901
DELL INC                            COM       24702R101     421      25,366 SH          SOLE                 25,366
DEVON ENERGY CORP NEW               COM       25179M103   1,024      14,400 SH          SOLE                 14,400
DISCOVER FINL SVCS                  COM       254709108     817      24,500 SH          SOLE                 24,500
DREAMWORKS ANIMATION SKG INC       CL A       26153C103     210      11,400 SH          SOLE                 11,400
DTE ENERGY CO                       COM       233331107     578      10,500 SH          SOLE                 10,500
EBAY INC                            COM       278642103   7,491     203,000 SH          SOLE                203,000
EDUCATION MGMT CORP NEW             COM       28140M103     186      13,600 SH          SOLE                 13,600
EL PASO ELEC CO                   COM NEW     283677854     201       6,200 SH          SOLE                  6,200
ELLINGTON FINANCIAL LLC             COM       288522303   4,890     250,000 SH          SOLE                250,000
ENSCO PLC                      SPONSORED ADR  29358Q109   8,357     157,888 SH          SOLE                157,888
ENSTAR GROUP LIMITED                SHS       G3075P101     208       2,100 SH          SOLE                  2,100

COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------                      ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                             VOTING AUTHORITY
                                  TITLE OF                VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                     CLASS        CUSIP    (X1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
EV ENERGY PARTNERS LP            COM UNITS     26926V107     285       4,100 SH          SOLE                  4,100
EXXON MOBIL CORP                    COM        30231G102   3,521      40,600 SH          SOLE                 40,600
FIRST CTZNS BANCSHARES INC N        CL A       31946M103     256       1,400 SH          SOLE                  1,400
GAMESTOP CORP NEW                   CL A       36467W109     312      14,300 SH          SOLE                 14,300
GENERAL MLS INC                     COM        370334104   3,247      82,300 SH          SOLE                 82,300
GENERAL MTRS CO               *W EXP 07/10/201 37045V118   2,346     141,097 SH          SOLE                141,097
GENERAL MTRS CO                     COM        37045V100   1,916      74,700 SH          SOLE                 74,700
GOLDMAN SACHS GROUP INC             COM        38141G104  11,193      90,000 SH          SOLE                 90,000
GREATBATCH INC                SDCV 2.250% 6/1  39153LAB2   9,045   9,000,000 PRN         SOLE              9,000,000
HARTFORD FINL SVCS GROUP INC        COM        416515104     594      28,200 SH          SOLE                 28,200
HESS CORP                           COM        42809H107     843      14,300 SH          SOLE                 14,300
HUMANA INC                          COM        444859102     721       7,800 SH          SOLE                  7,800
IDACORP INC                         COM        451107106     259       6,300 SH          SOLE                  6,300
INTEL CORP                          COM        458140100   4,004     142,400 SH          SOLE                142,400
INTUIT                              COM        461202103  13,590     225,900 SH          SOLE                225,900
JOHNSON & JOHNSON                   COM        478160104  10,864     164,700 SH          SOLE                164,700
JPMORGAN CHASE & CO                 COM        46625H100   2,543      55,300 SH          SOLE                 55,300
KELLOGG CO                          COM        487836108   3,330      62,100 SH          SOLE                 62,100
KINDER MORGAN INC DEL               COM        49456B101  13,914     360,000 SH          SOLE                360,000
LA Z BOY INC                        COM        505336107     163      10,900 SH          SOLE                 10,900
LIBERTY INTERACTIVE CORPORAT   INT COM SER A   53071M104     634      33,200 SH          SOLE                 33,200
LIFEPOINT HOSPITALS INC             COM        53219L109     241       6,100 SH          SOLE                  6,100
MACYS INC                           COM        55616P104     795      20,000 SH          SOLE                 20,000
MASTEC INC                          COM        576323109     248      13,700 SH          SOLE                 13,700
MAXYGEN INC                         COM        577776107   1,734     302,014 SH          SOLE                302,014
MCDONALDS CORP                      COM        580135101   3,404      34,700 SH          SOLE                 34,700
MEDTRONIC INC                 NOTE 1.625% 4/1  585055AM8  37,892  37,850,000 PRN         SOLE             37,850,000
MKS INSTRUMENT INC                  COM        55306N104     219       7,400 SH          SOLE                  7,400
MOLEX INC                           COM        608554101     382      13,600 SH          SOLE                 13,600
MOLINA HEALTHCARE INC               COM        60855R100     205       6,100 SH          SOLE                  6,100
NORFOLK SOUTHERN CORP               COM        655844108   2,841      43,150 SH          SOLE                 43,150
ORACLE CORP                         COM        68389X105   6,698     229,700 SH          SOLE                229,700
OSHKOSH CORP                        COM        688239201     246      10,600 SH          SOLE                 10,600
PEPSICO INC                         COM        713448108   3,138      47,300 SH          SOLE                 47,300
PORTLAND GEN ELEC CO              COM NEW      736508847     255      10,200 SH          SOLE                 10,200
POST HLDGS INC                      COM        737446104   2,735      83,050 SH          SOLE                 83,050
PROASSURANCE CORP                   COM        74267C106     308       3,500 SH          SOLE                  3,500
PROCTER & GAMBLE CO                 COM        742718109   3,166      47,100 SH          SOLE                 47,100
PROGRESSIVE CORP OHIO               COM        743315103   9,420     406,400 SH          SOLE                406,400
RENT A CTR INC NEW                  COM        76009N100     302       8,000 SH          SOLE                  8,000
ROYAL CARIBBEAN CRUISES LTD         COM        V7780T103     462      15,700 SH          SOLE                 15,700
SANDISK CORP                        COM        80004C101     684      13,800 SH          SOLE                 13,800
SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5  14,487  14,750,000 PRN         SOLE             14,750,000
SHIP FINANCE INTERNATIONAL L        SHS        G81075106     216      14,100 SH          SOLE                 14,100
SMITHFIELD FOODS INC                COM        832248108     357      16,200 SH          SOLE                 16,200
SONIC CORP                          COM        835451105   4,790     623,700 SH          SOLE                623,700
SYMANTEC CORP                       COM        871503108  10,079     539,000 SH          SOLE                539,000
TARGET CORP                         COM        87612E106   8,315     142,700 SH          SOLE                142,700
TELEPHONE & DATA SYS INC          COM NEW      879433829     250      10,800 SH          SOLE                 10,800
TELUS CORP                      NON-VTG SHS    87971M202     551       9,700 SH          SOLE                  9,700
TESORO CORP                         COM        881609101     354      13,200 SH          SOLE                 13,200
TJX COS INC NEW                     COM        872540109  19,208     483,700 SH          SOLE                483,700
TRANSOCEAN INC                NOTE 1.500%12/1  893830AW9  33,151  33,500,000 PRN         SOLE             33,500,000

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                      -------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                VOTING AUTHORITY
                              TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                 CLASS    CUSIP    (X1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                -------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
TRANSOCEAN LTD                REG SHS  H8817H100   9,774  178,679 SH          SOLE             178,679
TRIUMPH GROUP INC NEW           COM    896818101     313    5,000 SH          SOLE               5,000
TYSON FOODS INC                CL A    902494103     469   24,500 SH          SOLE              24,500
UBS AG                        SHS NEW  H89231338   1,259   89,800 SH          SOLE              89,800
UIL HLDG CORP                   COM    902748102     247    7,100 SH          SOLE               7,100
UNIVERSAL AMERN CORP NEW        COM    91338E101     179   16,600 SH          SOLE              16,600
UNIVERSAL TECHNICAL INST INC    COM    913915104  11,388  863,400 SH          SOLE             863,400
VIROPHARMA INC                  COM    928241108     259    8,600 SH          SOLE               8,600
WAL MART STORES INC             COM    931142103   3,360   54,900 SH          SOLE              54,900
WELLPOINT INC                   COM    94973V107   1,011   13,700 SH          SOLE              13,700
YAMANA GOLD INC                 COM    98462Y100     550   35,200 SH          SOLE              35,200